Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

18. Leases
The Group has operating leases for warehouses, stores, office spaces, delivery centers and other corporate assets that the Group utilizes under lease arrangements.
A summary of supplemental information related to operating leases as of December 31, 2020 and 2021 is as follows:

	As of December 31,
	2020	2021

	(RMB in millions)
Operating lease ROU assets	15,484	19,987
Operating lease liabilities-current	5,513	6,665
Operating lease liabilities-non-current	10,250	13,721

Total operating lease liabilities	15,763	20,386

Weighted average remaining lease term	4.8 years	5.6 years
Weighted average discount rate	5.0%	5.0%
A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive income/(loss) and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Operating lease cost	3,377	4,903	6,763
Short-term lease cost	1,213	1,902	2,782

Total	4,590	6,805	9,545

Cash paid for operating leases	3,461	4,801	6,715
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2021 is as follows:

As of December 31, 2021
(RMB in millions)
2022	6,778
2023	4,807
2024	3,338
2025	2,292
2026	1,504
2027 and thereafter	4,843

Total lease payments	23,562
Less: interest	(3,176)

Present value of operating lease liabilities	20,386

As of December 31, 2021, the Group has no significant lease contract that has been entered into but not yet commenced.